Related Party Transactions /Disclosures - Summary of Transactions and outstanding balances of related parties (Parentheticals) (Details) - shares	1 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Jun. 30, 2023
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services	0	27,246,461
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services			163,265